SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF RECURRING FAIR VALUE MEASUREMENTS OF THE FAIR VALUE HIERARCHY

The reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025 are as follows:

Fair Value
Financial asset – contingent consideration asset	HKD
Balance as of January 1, 2023, December 31, 2023 and June 30, 2024	—
Addition	1,680,000
Change of fair value recognized in other income (expense)	—
Balance as of June 30, 2025	1,680,000
Balance as of June 30, 2025 (US$)	215,385

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT,USEFUL LIFE
Fixed Asset Category	Useful lives
Office equipment and other	5 years
Leasehold improvements	Shorter of lease term or life of underlying assets

SCHEDULE OF ESTIMATED USEFUL LIFE OF GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets consist of trademark and customer relationship, which are stated at cost less accumulated amortization less any impairment losses. Amortization is computed using the straight-line method based on the estimated useful life.

Intangible Asset Category	Useful lives
Trademark	Indefinite
Customer relationship	20 years